GOODWILL AND INTANGIBLE ASSETS - Future amortization expense (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
GOODWILL AND INTANGIBLE ASSETS
2022		$ 2,151,250
2023		1,830,417
2024		1,022,726
Carrying Value-Amortized	$ 5,004,393	$ 5,004,393